UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	5/31

Date of reporting period:	5/31/26

Item 1. Reports to Stockholders.

(a)

Longboard Fund - Class A: LONAX Annual Shareholder Report - May 31, 2026	LONGBOARD ASSET MANAGEMENT

Fund Overview

The Fund seeks long-term capital appreciation with low correlation to traditional assets and other alternative investment strategies.

This annual shareholder report contains important information about the Longboard Fund for the period of June 1, 2025 - May 31, 2026. You can find additional information about the Fund at www.longboardfunds.com/resources. You can also request this information by contacting us at 855-294-7540.

What were the Fund’s costs for the year?
(based on a hypothetical $10,000 investment)

Class Name	Cost of a 10k Investment	Cost Paid as a % of a 10k Investment
A	$239	2.24%

How did the Fund perform last year?

Longboard Fund, which uses a systematic trend-following strategy, performed well last year despite a volatile stock market. The Fund achieved positive returns by capitalizing on strong trends across top performing U.S. stocks.

The strategy’s rules-based approach enabled the Fund to adapt to changing conditions, balancing gains from upward trends with risk management during downturns. This allowed the fund to meet the objective of long-term capital appreciation with low correlation to traditional assets and other alternative investment strategies.

Fund Statistics as of 5/31/2026
Total Net Assets	$108,782,380
# of Portfolio Holdings	901
Portfolio Turnover Rate	116%
Advisory Fees Paid	$2,415,261

Performance Questions? Past performance does not guarantee future results. Invest with caution. Call 855-294-7540 for current performance questions.

How has the Fund performed since its inception?

Longboard Fund has outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index, and its secondary index, the SG Trend Index, over the past ten years.

Total Return Based on a $10,000 Investment

The above chart represents the historic performance of a hypothetical $10,000 investment over the past decade. The results of this chart do not predict the results of future time periods and does not guarantee the same results. The graph and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Bloomberg U.S. Aggregate Bond Index: A widely used, market-capitalization-weighted index that tracks the performance of the U.S. investment-grade fixed-rate debt market. It Includes a broad range of U.S. dollar-denominated securities, such as government bonds, investment-grade corporate debt, mortgage-backed securities (MBS), and asset-backed securities (ABS). which the adviser believes is more representative of the Fund’s strategy. The Bloomberg U.S. Aggregate Bond Index replaces the S&P 500 Total Return Index as the Fund’s primary broad-based securities market index.

SG Trend Index: Equal-weighted index designed to track the performance of a pool of trend-following hedge fund managers, reconstituted annually.

S&P 500 Total Return Index: A stock market index tracking the performance of 500 of the largest companies listed on stock exchanges in the United States.

Average Annual Total Returns as of 5/31/2026
	1 Year	5 Years	10 Years
LONAX (Without Load)	13.48%	4.02%	8.46%
LONAX (With Load)	6.98%	2.80%	7.82%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
SG Trend Index	27.51%	7.09%	5.05%
S&P 500 Total Return Index	29.78%	14.15%	15.65%

TSR-AR 053126-LONAX

What did the Fund invest in?

Longboard Fund employs a trend-following strategy. The Fund systematically adjusts exposure to micro economic trends, increasing exposure to market leadership while eliminating positions in underperforming stocks.

Top 10 Holdings
Holding Name	% of Net Assets
United States Treasury Bill	9.2%
Aflac, Inc.	0.2%
Alliant Energy Corporation	0.2%
InvenTrust Properties Corporation	0.2%
Southern Company (The)	0.2%
CenterPoint Energy, Inc.	0.2%
Ameren Corporation	0.2%
Avista Corporation	0.2%
Xcel Energy, Inc.	0.2%
Regency Centers Corporation	0.2%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Householding

If you wish to receive a copy of this document at a new address, contact 855-294-7540.

Longboard Fund - Class A: LONAX Annual Shareholder Report - May 31, 2026	LONGBOARD ASSET MANAGEMENT

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.longboardfunds.com.

TSR-AR 053126-LONAX

Longboard Fund - Class I: LONGX Annual Shareholder Report - May 31, 2026	LONGBOARD ASSET MANAGEMENT

Fund Overview

The Fund seeks long-term capital appreciation with low correlation to traditional assets and other alternative investment strategies.

This annual shareholder report contains important information about the Longboard Fund for the period of June 1, 2025 - May 31, 2026. You can find additional information about the Fund at www.longboardfunds.com/resources. You can also request this information by contacting us at 855-294-7540.

What were the Fund’s costs for the year?
(based on a hypothetical $10,000 investment)

Class Name	Cost of a 10k Investment	Cost Paid as a % of a 10k Investment
I	$213	1.99%

How did the Fund perform last year?

Longboard Fund, which uses a systematic trend-following strategy, performed well last year despite a volatile stock market. The Fund achieved positive returns by capitalizing on strong trends across top performing U.S. stocks.

The strategy’s rules-based approach enabled the Fund to adapt to changing conditions, balancing gains from upward trends with risk management during downturns. This allowed the fund to meet the objective of long-term capital appreciation with low correlation to traditional assets and other alternative investment strategies.

Fund Statistics as of 5/31/2026
Total Net Assets	$108,782,380
# of Portfolio Holdings	901
Portfolio Turnover Rate	116%
Advisory Fees Paid	$2,415,261

Performance Questions? Past performance does not guarantee future results. Invest with caution. Call 855-294-7540 for current performance questions.

How has the Fund performed since its inception?

Longboard Fund has outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index, and its secondary index, the SG Trend Index, over the past ten years.

Total Return Based on a $10,000 Investment

The above chart represents the historic performance of a hypothetical $10,000 investment over the past decade. The results of this chart do not predict the results of future time periods and does not guarantee the same results. The graph and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Bloomberg U.S. Aggregate Bond Index: A widely used, market-capitalization-weighted index that tracks the performance of the U.S. investment-grade fixed-rate debt market. It Includes a broad range of U.S. dollar-denominated securities, such as government bonds, investment-grade corporate debt, mortgage-backed securities (MBS), and asset-backed securities (ABS). which the adviser believes is more representative of the Fund’s strategy. The Bloomberg U.S. Aggregate Bond Index replaces the S&P 500 Total Return Index as the Fund’s primary broad-based securities market index.

SG Trend Index: Equal-weighted index designed to track the performance of a pool of trend-following hedge fund managers, reconstituted annually.

S&P 500 Total Return Index: A stock market index tracking the performance of 500 of the largest companies listed on stock exchanges in the United States.

Average Annual Total Returns as of 5/31/2026
	1 Year	5 Years	10 Years
LONGX	13.78%	4.30%	8.79%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
SG Trend Index	27.51%	7.09%	5.05%
S&P 500 Total Return Index	29.78%	14.15%	15.65%

TSR-AR 053126-LONGX

What did the Fund invest in?

Longboard Fund employs a trend-following strategy. The Fund systematically adjusts exposure to micro economic trends, increasing exposure to market leadership while eliminating positions in underperforming stocks.

Top 10 Holdings
Holding Name	% of Net Assets
United States Treasury Bill	9.2%
Aflac, Inc.	0.2%
Alliant Energy Corporation	0.2%
InvenTrust Properties Corporation	0.2%
Southern Company (The)	0.2%
CenterPoint Energy, Inc.	0.2%
Ameren Corporation	0.2%
Avista Corporation	0.2%
Xcel Energy, Inc.	0.2%
Regency Centers Corporation	0.2%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Householding

If you wish to receive a copy of this document at a new address, contact 855-294-7540.

Longboard Fund - Class I: LONGX Annual Shareholder Report - May 31, 2026	LONGBOARD ASSET MANAGEMENT

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.longboardfunds.com.

TSR-AR 053126-LONGX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) Keith Rhodes is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rhodes is independent for purposes of this Item 3.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026 - $25,000
2025 - $27,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026 – $4,900
2025 – $4,900

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended May 31, 2025, and 2026 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended May 31, 2025, and 2026 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

LONGBOARD ASSET MANAGEMENT

Longboard Fund

Class A Shares (Symbol: LONAX)
Class I Shares (Symbol: LONGX)

Annual Financial Statements and
Additional Information
May 31, 2026

LONGBOARD FUND
SCHEDULE OF INVESTMENTS
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 80.8%
	AEROSPACE & DEFENSE - 1.7%
791	AAR Corporation(a)	$89,082
1,118	Astronics Corporation(a)	97,266
773	ATI, Inc.(a)	135,399
101	Curtiss-Wright Corporation	75,509
514	Ducommun, Inc.(a)	78,241
171	FTAI Aviation Ltd.	44,518
394	General Dynamics Corporation	136,647
1,231	Hexcel Corporation	110,531
331	Howmet Aerospace, Inc.	85,481
233	Huntington Ingalls Industries, Inc.	71,804
1,070	Intuitive Machines, Inc.(a)	46,898
343	L3Harris Technologies, Inc.	108,107
1,543	Leonardo DRS, Inc.	75,237
593	Mercury Systems, Inc.(a)	66,238
218	Moog, Inc., Class A	78,473
1,831	Park Aerospace Corporation	58,354
1,754	Redwire Corporation(a)	43,096
684	Rocket Lab Corporation(a)	98,140
835	RTX Corporation	150,017
1,115	Textron, Inc.	102,312
283	Woodward, Inc.	99,058
		1,850,408
	APPAREL & TEXTILE PRODUCTS - 0.3%
2,886	Movado Group, Inc.	110,476
235	Ralph Lauren Corporation	85,517
905	Tapestry, Inc.	131,641
		327,634
	ASSET MANAGEMENT - 1.1%
1,429	Acadian Asset Management, Inc.	103,331
297	Affiliated Managers Group, Inc.	89,946
6,531	Columbia Financial, Inc.(a)	131,470
3,793	Franklin Resources, Inc.	117,659
2,766	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	113,406
3,777	Invesco Ltd.	107,493

See accompanying notes to financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 80.8% (Continued)
	ASSET MANAGEMENT - 1.1% (Continued)
916	Planet Labs PBC, Class A(a)	$46,844
1,740	Stifel Financial Corporation	122,061
1,445	Victory Capital Holdings, Inc.	122,175
1,076	Voya Financial, Inc.	87,393
5,807	WisdomTree, Inc.	110,623
		1,152,401
	AUTOMOTIVE - 0.8%
3,448	Aurora Innovation, Inc.(a)	25,308
1,319	BorgWarner, Inc.	94,731
1,924	Dana, Inc.	68,129
6,269	Ford Motor Company	109,331
5,599	Garrett Motion, Inc.	183,422
1,279	General Motors Company	106,464
560	Lear Corporation	80,147
1,406	Phinia, Inc.	108,628
1,820	QuantumScape Corporation(a)	16,344
2,777	Standard Motor Products, Inc.	108,831
		901,335
	BANKING - 15.6%
1,480	1st Source Corporation	109,254
1,817	ACNB Corporation	98,645
4,951	Alerus Financial Corporation	141,500
2,170	Amalgamated Financial Corporation	90,012
1,326	Ameris Bancorp	111,795
4,105	Arrow Financial Corporation	150,654
3,996	Associated Banc-Corporation	111,129
969	Axos Financial, Inc.(a)	84,216
7,859	Banc of California, Inc.	151,050
2,720	Banco Latinoamericano de Comercio Exterior S.A., Class E	151,885
686	Bank First Corporation	95,368
1,352	Bank of Hawaii Corporation	103,563
2,348	Bank of NT Butterfield & Son Ltd. (The)	132,568
2,147	BankUnited, Inc.	99,599
1,142	Banner Corporation	74,230

See accompanying notes to financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 80.8% (Continued)
	BANKING - 15.6% (Continued)
1,579	Bar Harbor Bankshares	$55,170
2,853	BayCom Corporation	87,872
840	BOK Financial Corporation	107,554
4,811	Bridgewater Bancshares, Inc.(a)	90,735
3,846	Business First Bancshares, Inc.	109,534
3,772	Byline Bancorp, Inc.	124,815
5,075	California BanCorporation	96,324
1,817	Camden National Corporation	90,905
3,484	Capital City Bank Group, Inc.	159,010
5,568	Carter Bankshares, Inc.	152,006
1,902	Cathay General Bancorp	109,669
2,759	Central Pacific Financial Corporation	94,799
819	Citigroup, Inc.	103,112
4,959	Citizens & Northern Corporation	104,437
1,940	Citizens Financial Group, Inc.	120,784
898	City Holding Company	111,630
3,436	Civista Bancshares, Inc.	88,992
2,956	CNB Financial Corporation	90,661
5,171	Colony Bankcorp, Inc.	102,386
3,495	Columbia Banking System, Inc.	103,592
1,231	Community Financial System, Inc.	78,341
1,305	Community Trust Bancorp, Inc.	87,252
5,224	Community West Bancshares	125,428
3,649	ConnectOne Bancorp, Inc.	109,725
820	Cullen/Frost Bankers, Inc.	111,126
1,423	Customers Bancorp, Inc.(a)	106,924
2,275	Dime Community Bancshares, Inc.	85,131
817	East West Bancorp, Inc.	100,115
4,849	Eastern Bankshares, Inc.	95,671
2,449	Enterprise Financial Services Corporation	148,434
1,875	Equity Bancshares, Inc., Class A	86,438
1,123	Esquire Financial Holdings, Inc.	123,406
1,595	FB Financial Corporation	84,041
2,115	Fifth Third Bancorp	105,602

See accompanying notes to financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 80.8% (Continued)
	BANKING - 15.6% (Continued)
3,010	Financial Institutions, Inc.	$109,052
1,750	First Bancorp	102,953
4,313	First BanCorp	103,426
2,131	First Bancorp, Inc. (The)	62,033
5,984	First Bank	93,590
4,201	First Busey Corporation	114,981
1,595	First Business Financial Services, Inc.	91,744
5,746	First Commonwealth Financial Corporation	108,829
2,171	First Community Bankshares, Inc.	93,592
3,751	First Financial Bancorp	115,381
1,571	First Financial Corporation	108,682
4,404	First Hawaiian, Inc.	118,820
4,849	First Horizon Corporation	117,491
2,766	First Interstate BancSystem, Inc., Class A	98,470
2,099	First Merchants Corporation	84,590
2,245	First Mid Bancshares, Inc.	98,892
2,171	Five Star Bancorp	91,681
7,183	Flagstar Financial, Inc.	100,993
5,388	Flushing Financial Corporation	86,046
11,012	FNB Corporation	192,489
5,155	Fulton Financial Corporation	111,812
1,652	German American Bancorp, Inc.	72,225
2,004	Great Southern Bancorp, Inc.	143,787
1,471	Hancock Whitney Corporation	100,205
3,394	Hanmi Financial Corporation	102,227
3,090	HBT Financial, Inc.	88,467
3,202	Heritage Financial Corporation	87,255
3,237	Hilltop Holdings, Inc.	122,100
206	Hingham Institution for Savings	59,614
1,298	Home Bancorp, Inc.	83,565
5,441	Home BancShares, Inc.	145,601
2,097	HomeTrust Bancshares, Inc.	97,448
5,819	Horizon Bancorp, Inc.	107,942
5,898	Huntington Bancshares Inc.	96,491

See accompanying notes to financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 80.8% (Continued)
	BANKING - 15.6% (Continued)
2,155	Independent Bank Corp	$73,960
1,337	Independent Bank Corporation (MA)	105,730
1,320	International Bancshares Corporation	95,251
5,514	KeyCorporation	117,614
578	M&T Bank Corporation	124,912
1,873	Mercantile Bank Corporation	99,250
4,263	Metrocity Bankshares, Inc.	139,230
901	Metropolitan Bank Holding Corporation	80,658
3,014	Mid Penn Bancorp, Inc.	98,407
3,186	Midland States Bancorp, Inc.	88,571
2,893	MVB Financial Corporation	77,388
1,639	National Bank Holdings Corporation, Class A	68,559
4,742	NB Bancorp, Inc.	94,982
2,964	NBT Bancorp, Inc.	137,055
601	Nicolet Bankshares, Inc.	84,302
863	Northeast Bank	108,514
3,572	Northrim BanCorp, Inc.	88,264
10,717	Northwest Bancshares, Inc.	151,646
2,230	OFG Bancorp	101,599
4,656	Old National Bancorp	111,791
4,635	Old Second Bancorp, Inc.	98,818
2,504	Orange County Bancorp, Inc.	85,436
2,190	Origin Bancorp, Inc.	104,375
387	Park National Corporation	66,394
1,139	Pathward Financial, Inc.	93,671
2,047	Peapack-Gladstone Financial Corporation	88,533
4,859	Peoples Bancorp, Inc.	168,996
1,529	Peoples Financial Services Corporation	90,838
616	PNC Financial Services Group, Inc. (The)	136,210
853	Popular, Inc.	126,696
1,606	Preferred Bank	153,887
7,876	Primis Financial Corporation	113,651
5,539	Provident Financial Services, Inc.	122,910
971	QCR Holdings, Inc.	89,478

See accompanying notes to financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 80.8% (Continued)
	BANKING - 15.6% (Continued)
3,717	RBB Bancorp	$88,911
1,400	Red River Bancshares, Inc.	127,288
3,989	Regions Financial Corporation	111,692
2,787	Renasant Corporation	113,487
1,534	Republic Bancorp, Inc., Class A	124,177
2,405	S&T Bancorp, Inc.	108,441
2,952	Seacoast Banking Corporation of Florida	89,475
6,079	Shore Bancshares, Inc.	125,592
2,359	Sierra Bancorp	89,595
2,306	SmartFinancial, Inc.	96,160
2,304	South Plains Financial, Inc.	93,519
1,801	Southern First Bancshares, Inc.(a)	104,044
1,340	Southern Missouri Bancorp, Inc.	92,540
822	SouthState Bank Corporation	77,885
4,110	Stellar Bancorp, Inc.	153,467
1,097	Stock Yards Bancorp, Inc.	78,699
1,013	Texas Capital Bancshares, Inc.	100,783
8,689	TFS Financial Corporation	138,242
1,994	Third Coast Bancshares, Inc.(a)	76,290
2,775	Timberland Bancorp, Inc.	112,610
1,399	Tompkins Financial Corporation	120,524
4,621	Towne Bank	157,437
2,479	TriCompany Bancshares	125,933
2,455	TrustCompany Bank Corp NY	127,194
2,301	Trustmark Corporation	101,612
784	UMB Financial Corporation	102,908
2,987	United Bankshares, Inc.	129,666
3,298	United Community Banks, Inc.	108,669
1,583	Unity Bancorp, Inc.	88,426
2,503	Univest Financial Corporation	98,718
2,733	US Bancorp	149,905
7,884	Valley National Bancorp	108,563
3,121	WaFd, Inc.	110,983
5,007	Waterstone Financial, Inc.	92,680

See accompanying notes to financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 80.8% (Continued)
	BANKING - 15.6% (Continued)
2,792	Webster Financial Corporation	$203,033
2,921	WesBanco, Inc.	101,213
3,932	West BanCorp, Inc.	94,132
2,226	Westamerica BanCorporation	123,521
1,226	Wintrust Financial Corporation	184,181
1,447	WSFS Financial Corporation	103,388
1,836	Zions Bancorp NA	114,658
		17,007,380
	BEVERAGES - 0.3%
443	Coca-Cola Consolidated, Inc.	76,754
1,238	Monster Beverage Corporation(a)	109,043
1,399	Vita Coco Company, Inc. (The)(a)	105,107
		290,904
	BIOTECH & PHARMA - 4.4%
2,205	Alkermes PLC(a)	93,029
1,856	Alumis, Inc.(a)	40,090
362	Amgen, Inc.	121,918
7,997	Amneal Pharmaceuticals, Inc.(a)	105,320
1,100	AnaptysBio, Inc.(a)	61,237
814	Apogee Therapeutics, Inc.(a)	66,862
1,728	Arcus Biosciences, Inc.(a)	43,788
792	Arrowhead Pharmaceuticals, Inc.(a)	61,705
4,544	Aurinia Pharmaceuticals, Inc.(a)	69,660
528	Axsome Therapeutics, Inc.(a)	123,805
1,107	Bridgebio Pharma, Inc.(a)	73,350
1,359	Capricor Therapeutics, Inc.(a)	40,716
3,660	Catalyst Pharmaceuticals, Inc.(a)	114,302
794	CG oncology, Inc.(a)	49,458
1,471	Cogent Biosciences, Inc.(a)	51,426
324	Corcept Therapeutics, Inc.(a)	22,515
3,333	Definium Therapeutics, Inc.(a)	80,625
3,408	Design Therapeutics, Inc.(a)	35,716
569	Dianthus Therapeutics, Inc.(a)	52,923
1,443	Edgewise Therapeutics, Inc.(a)	49,293

See accompanying notes to financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 80.8% (Continued)
	BIOTECH & PHARMA - 4.4% (Continued)
3,642	Elanco Animal Health, Inc.(a)	$86,862
1,305	Enliven Therapeutics, Inc.(a)	51,639
1,804	Exelixis, Inc.(a)	91,066
1,056	Gilead Sciences, Inc.	141,957
1,141	Halozyme Therapeutics, Inc.(a)	75,922
933	Incyte Corporation(a)	90,258
2,303	Indivior Pharmaceuticals, Inc.(a)	82,954
435	Inhibrx Biosciences, Inc.(a)	45,244
4,304	Innoviva, Inc.(a)	92,192
1,111	Ionis Pharmaceuticals, Inc.(a)	84,992
2,803	Jade Biosciences, Inc.(a)	58,975
569	Jazz Pharmaceuticals PLC(a)	134,563
1,353	Kodiak Sciences, Inc.(a)	49,669
369	Krystal Biotech, Inc.(a)	114,032
632	Kymera Therapeutics, Inc.(a)	51,457
252	Ligand Pharmaceuticals, Inc.(a)	58,454
1,581	Liquidia Corporation(a)	97,801
116	Madrigal Pharmaceuticals, Inc.(a)	57,683
5,007	MeiraGTx Holdings PLC(a)	53,325
582	Mirum Pharmaceuticals, Inc.(a)	59,073
1,550	Monte Rosa Therapeutics, Inc.(a)	30,551
611	Neurocrine Biosciences, Inc.(a)	96,721
428	Nuvalent, Inc., Class A(a)	47,247
2,550	Omeros Corporation(a)	28,152
132	Praxis Precision Medicines, Inc.(a)	46,196
794	Protagonist Therapeutics, Inc.(a)	79,051
949	PTC Therapeutics, Inc.(a)	70,084
2,956	Relay Therapeutics, Inc.(a)	41,532
528	Revolution Medicines, Inc.(a)	83,149
509	Rhythm Pharmaceuticals, Inc.(a)	44,955
2,529	Roivant Sciences Ltd.(a)	75,845
2,461	Royalty Pharma plc, Class A	137,224
1,085	Scholar Rock Holding Corporation(a)	53,491
1,660	Septerna, Inc.(a)	50,132

See accompanying notes to financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 80.8% (Continued)
	BIOTECH & PHARMA - 4.4% (Continued)
1,030	Spyre Therapeutics, Inc.(a)	$75,705
1,690	Stoke Therapeutics, Inc.(a)	52,238
1,170	Summit Therapeutics, Inc.(a)	20,522
1,614	Supernus Pharmaceuticals, Inc.(a)	74,535
2,133	Syndax Pharmaceuticals, Inc.(a)	41,785
2,915	Tango Therapeutics, Inc.(a)	64,072
1,028	TG Therapeutics, Inc.(a)	39,002
5,191	Theravance Biopharma, Inc.(a)	83,367
1,811	Travere Therapeutics, Inc.(a)	85,443
1,447	Tyra Biosciences, Inc.(a)	48,344
226	United Therapeutics Corporation(a)	125,841
1,769	UroGen Pharma Ltd.(a)	49,762
7,337	Viatris, Inc.	119,300
1,076	Xenon Pharmaceuticals, Inc.(a)	58,889
2,309	Zymeworks, Inc.(a)	58,025
		4,817,016
	CHEMICALS - 1.2%
3,064	Calumet, Inc.(a)	108,680
700	CF Industries Holdings, Inc.	78,645
1,603	Corteva, Inc.	125,483
2,755	DuPont de Nemours, Inc.	133,396
5,576	Ecovyst, Inc.(a)	73,547
2,650	Element Solutions, Inc.	112,440
1,013	Ingevity Corporation(a)	68,702
1,193	Intrepid Potash, Inc.(a)	46,611
3,300	Lightwave Logic, Inc.(a)	35,838
4,523	LSB Industries, Inc.(a)	56,718
572	Materion Corporation	125,862
1,409	Oil-Dri Corp of America	108,014
2,196	Perimeter Solutions, Inc.(a)	70,887
4,892	Rayonier Advanced Materials, Inc.(a)	44,762
660	Sensient Technologies Corporation	75,141
		1,264,726

See accompanying notes to financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 80.8% (Continued)
	COMMERCIAL SUPPORT SERVICES - 1.0%
1,978	Aramark	$105,586
694	Cimpress plc(a)	68,401
399	Clean Harbors, Inc.(a)	112,131
3,155	CoreCivic, Inc.(a)	66,507
5,773	Ennis, Inc.	118,115
5,112	Enviri Corporation(a)	106,074
4,806	Healthcare Services Group, Inc.(a)	99,004
517	Innodata, Inc.(a)	54,275
3,063	Target Hospitality Corporation(a)	53,174
294	UniFirst Corporation	78,033
1,791	Viad Corporation(a)	80,183
535	Waste Management, Inc.	113,131
		1,054,614
	CONSTRUCTION MATERIALS - 0.1%
656	Northwest Pipe Company(a)	77,382

	CONSUMER SERVICES - 0.6%
2,535	Carriage Services, Inc.	104,417
131	Graham Holdings Company, Class B	143,745
2,503	Laureate Education, Inc., Class A(a)	80,071
1,452	Lincoln Educational Services Corporation(a)	67,257
2,251	Perdoceo Education Corporation	72,887
1,278	Service Corp International	96,093
2,176	Universal Technical Institute, Inc.(a)	81,404
		645,874
	CONTAINERS & PACKAGING - 0.4%
1,056	Crown Holdings, Inc.	100,404
1,932	Greif, Inc., Class A	122,354
2,770	Myers Industries, Inc.	63,156
2,633	TriMas Corporation	107,769
		393,683
	DATA CENTER REIT - 0.2%
629	Digital Realty Trust, Inc.	119,510

See accompanying notes to financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 80.8% (Continued)
	DATA CENTER REIT - 0.2% (Continued)
117	Equinix, Inc.	$124,961
		244,471
	DIVERSIFIED INDUSTRIALS - 0.5%
610	3M Company	93,409
651	Dover Corporation	137,596
559	Honeywell International, Inc.	132,964
444	ITT, Inc.	86,580
129	Parker-Hannifin Corporation	108,957
		559,506
	E-COMMERCE DISCRETIONARY - 0.2%
1,020	eBay, Inc.	111,455
5,909	Figs, Inc., Class A(a)	69,490
		180,945
	ELECTRIC UTILITIES - 4.7%
3,522	Alliant Energy Corporation	252,211
2,147	Ameren Corporation	231,812
961	American Electric Power Company, Inc.	121,730
5,506	Avista Corporation	228,334
1,542	Black Hills Corporation	112,288
2,342	Brookfield Renewable Corporation	93,633
5,516	CenterPoint Energy, Inc.	233,106
3,825	Clearway Energy, Inc., Class C	157,437
2,982	CMS Energy Corporation	216,404
1,114	Consolidated Edison, Inc.	117,672
3,196	Dominion Energy, Inc.	213,940
958	DTE Energy Company	136,869
1,168	Duke Energy Corporation	143,349
1,488	Entergy Corporation	162,266
1,673	Evergy, Inc.	137,253
1,580	Eversource Energy	107,867
4,366	Exelon Corporation	199,264
2,582	FirstEnergy Corporation	119,779
851	IDACORP, Inc.	119,370
1,976	NextEra Energy, Inc.	171,932

See accompanying notes to financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 80.8% (Continued)
	ELECTRIC UTILITIES - 4.7% (Continued)
1,806	Northwestern Energy Group, Inc.	$127,522
385	NRG Energy, Inc.	51,621
2,610	OGE Energy Corporation	123,270
810	Ormat Technologies, Inc.	111,156
1,276	Pinnacle West Capital Corporation	127,268
3,904	Portland General Electric Company	195,668
3,447	PPL Corporation	121,989
1,346	Public Service Enterprise Group, Inc.	105,863
1,872	Sempra	166,851
2,573	Southern Company (The)	236,845
190	Talen Energy Corporation(a)	73,492
307	Vistra Corporation	49,191
1,162	WEC Energy Group, Inc.	129,040
2,872	Xcel Energy, Inc.	228,324
		5,124,616
	ELECTRICAL EQUIPMENT - 2.4%
365	AAON, Inc.	51,173
132	Advanced Energy Industries, Inc.	39,888
650	Allient, Inc.	51,454
741	AMETEK, Inc.	167,356
455	Amphenol Corporation, Class A	67,686
99	Argan, Inc.	66,035
370	Bel Fuse, Inc., Class B	101,572
142	Bloom Energy Corporation, Class A(a)	40,470
250	BWX Technologies, Inc.	48,970
1,332	Cognex Corporation	87,712
278	Eaton Corp plc	111,367
385	ESCO Technologies, Inc.	112,382
74	GE Vernova, Inc.	71,656
306	Generac Holdings, Inc.(a)	85,040
222	Hubbell, Inc.	105,141
854	Johnson Controls International plc	114,487
219	Keysight Technologies, Inc.(a)	74,094
261	Littelfuse, Inc.	121,853

See accompanying notes to financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 80.8% (Continued)
	ELECTRICAL EQUIPMENT - 2.4% (Continued)
2,956	LSI Industries, Inc.	$71,624
1,603	Mirion Technologies, Inc.(a)	29,303
167	Modine Manufacturing Company(a)	46,578
367	Nextpower, Inc., Class A(a)	57,399
620	nLight, Inc.(a)	45,954
692	nVent Electric PLC	115,557
209	OSI Systems, Inc.(a)	45,301
195	Powell Industries, Inc.	55,462
142	Preformed Line Products Company	52,514
1,214	Ralliant Corporation	75,110
352	Rockwell Automation, Inc.	158,773
1,533	Sensata Technologies Holding PLC	75,715
384	SPX Technologies, Inc.(a)	83,197
211	Trane Technologies PLC	95,224
160	Vertiv Holdings Company, Class A	50,514
		2,576,561
	ENGINEERING & CONSTRUCTION - 1.0%
591	Arcosa, Inc.	74,909
2,296	Centuri Holdings, Inc.(a)	70,579
31	Comfort Systems USA, Inc.	56,675
462	Construction Partners, Inc., Class A(a)	53,809
201	Dycom Industries, Inc.(a)	102,510
86	EMCOR Group, Inc.	71,107
350	Everus Construction Group, Inc.(a)	52,070
869	Granite Construction, Inc.	118,914
121	IES Holdings, Inc.(a)	82,080
176	MasTec, Inc.(a)	66,593
164	MYR Group, Inc.(a)	76,270
205	Quanta Services, Inc.	145,904
115	Sterling Infrastructure, Inc.(a)	98,997
852	Tutor Perini Corporation	60,909
		1,131,326
	ENTERTAINMENT CONTENT - 0.3%
4,907	Lionsgate Studios Corporation(a)	70,415

See accompanying notes to financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 80.8% (Continued)
	ENTERTAINMENT CONTENT - 0.3% (Continued)
783	Sphere Entertainment Company(a)	$108,430
1,971	Starz Entertainment Corporation(a)	46,082
3,377	Warner Bros Discovery, Inc.(a)	91,213
		316,140
	FOOD - 0.5%
2,124	Fresh Del Monte Produce, Inc.	68,265
525	Seneca Foods Corporation, Class A(a)	75,490
3,779	Smithfield Foods, Inc.	97,612
4,791	Tejon Ranch Company(a)	92,610
3,521	Tootsie Roll Industries, Inc.	132,759
1,785	Tyson Foods, Inc., Class A	108,921
		575,657
	GAS & WATER UTILITIES - 1.2%
835	Atmos Energy Corporation	141,224
859	Chesapeake Utilities Corporation	105,932
2,607	Essential Utilities, Inc.	96,172
8,510	MDU Resources Group, Inc.	179,391
2,826	New Jersey Resources Corporation	156,137
3,506	NiSource, Inc.	162,047
2,099	Northwest Natural Holding Company	101,781
1,595	ONE Gas, Inc.	123,995
1,516	Southwest Gas Holdings, Inc.	130,694
1,271	Spire, Inc.	104,552
		1,301,925
	HEALTH CARE FACILITIES & SERVICES - 1.3%
2,022	BrightSpring Health Services, Inc.(a)	124,717
7,229	Brookdale Senior Living, Inc.(a)	93,037
480	Cardinal Health, Inc.	94,464
3,790	Concentra Group Holdings Parent, Inc.	94,257
1,181	CVS Health Corporation	107,447
479	DaVita, Inc.(a)	93,098
545	Ensign Group, Inc. (The)	91,369
767	Labcorp Holdings, Inc.	199,466
698	National HealthCare Corporation	128,725

See accompanying notes to financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 80.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.3% (Continued)
3,559	Pediatrix Medical Group, Inc.(a)	$76,661
1,811	Pennant Group, Inc. (The)(a)	62,027
1,036	Quest Diagnostics, Inc.	201,917
760	RadNet, Inc.(a)	42,203
334	Tenet Healthcare Corporation(a)	58,557
		1,467,945
	HEALTH CARE REIT - 1.2%
2,267	American Healthcare REIT, Inc.	110,834
3,563	CareTrust REIT, Inc.	145,442
9,392	Healthcare Realty Trust, Inc.	187,089
3,970	Healthpeak Properties, Inc.	76,026
4,622	LTC Properties, Inc.	172,909
1,435	National Health Investors, Inc.	105,171
2,613	Omega Healthcare Investors, Inc.	122,184
6,259	Sabra Health Care REIT, Inc.	124,492
1,498	Ventas, Inc.	126,461
550	Welltower, Inc.	112,932
		1,283,540
	HOME CONSTRUCTION - 0.1%
1,285	Taylor Morrison Home Corporation(a)	75,173

	HOTEL REIT - 0.6%
7,954	Apple Hospitality REIT, Inc.	116,844
9,294	Chatham Lodging Trust	100,840
9,772	DiamondRock Hospitality Company	107,394
5,630	Host Hotels & Resorts, Inc.	129,377
919	Ryman Hospitality Properties, Inc.	105,804
6,115	Xenia Hotels & Resorts, Inc.	106,218
		666,477
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.9%
834	AZZ, Inc.	113,015
2,336	Core Molding Technologies, Inc.(a)	55,340
217	Enpro, Inc.	66,617
701	Mueller Industries, Inc.	90,149

See accompanying notes to financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 80.8% (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.9% (Continued)
1,614	Proto Labs, Inc.(a)	$122,276
145	RBC Bearings, Inc.(a)	82,934
354	Standex International Corporation	98,062
1,169	Timken Company (The)	149,608
220	Valmont Industries, Inc.	114,358
919	Xometry, Inc., Class A(a)	87,572
		979,931
	INDUSTRIAL REIT - 0.8%
796	EastGroup Properties, Inc.	160,720
3,193	First Industrial Realty Trust, Inc.	197,551
2,111	LXP Industrial Trust	109,012
1,138	Prologis, Inc.	163,269
4,399	STAG Industrial, Inc.	166,590
1,669	Terreno Realty Corporation	109,637
		906,779
	INDUSTRIAL SUPPORT SERVICES - 0.7%
1,669	API Group Corporation(a)	68,429
392	Applied Industrial Technologies, Inc.	119,094
7,435	Custom Truck One Source, Inc.(a)	71,227
510	DXP Enterprises Inc(a)	73,981
1,023	MSC Industrial Direct Company, Inc., Class A	111,988
6,443	NPK International, Inc.(a)	93,552
1,281	Rush Enterprises, Inc., Class A	88,812
282	VSE Corporation	52,212
288	WESCO International, Inc.	104,017
		783,312
	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
843	Bank of New York Mellon Corporation (The)	117,539
7,010	BGC Group, Inc., Class A	73,255
507	Cboe Global Markets, Inc.	169,115
476	CME Group, Inc.	130,205
249	Evercore, Inc., Class A	84,874
103	Goldman Sachs Group, Inc. (The)	105,633
1,377	Interactive Brokers Group, Inc., Class A	119,758

See accompanying notes to financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 80.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.5% (Continued)
1,202	Marex Group plc	$63,634
504	Morgan Stanley	104,832
793	Northern Trust Corporation	131,202
1,684	Piper Sandler Cos	132,042
1,124	State Street Corporation	174,939
1,086	StoneX Group, Inc.(a)	123,098
1,734	Virtu Financial, Inc., Class A	86,960
		1,617,086
	INSURANCE - 3.8%
2,302	Aflac, Inc.	258,792
605	Allstate Corporation (The)	124,684
1,485	American International Group, Inc.	110,232
672	Assurant, Inc.	167,241
1,685	Axis Capital Holdings Ltd.	159,957
419	Chubb Ltd.	130,615
1,203	Cincinnati Financial Corporation	189,376
3,303	CNO Financial Group, Inc.	151,839
9,126	Donegal Group, Inc., Class A	154,868
5,104	Fidelis Insurance Holdings Ltd.	110,144
1,354	Globe Life, Inc.	207,488
6,454	Greenlight Capital Re Ltd., Class A(a)	101,134
3,683	Hamilton Insurance Group Ltd., Class B	109,054
1,074	Hanover Insurance Group, Inc. (The)	199,979
1,032	Hartford Insurance Group, Inc. (The)	131,198
489	HCI Group, Inc.	75,340
1,875	Hippo Holdings, Inc.(a)	48,506
4,310	Horace Mann Educators Corporation	197,096
902	Jackson Financial, Inc.	93,005
1,365	Loews Corporation	141,346
1,037	Mercury General Corporation	101,657
2,735	NMI Holdings, Inc., Class A(a)	98,187
3,041	Old Republic International Corporation	113,216
411	Palomar Holdings, Inc.(a)	43,993
1,494	Principal Financial Group, Inc.	154,808

See accompanying notes to financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 80.8% (Continued)
	INSURANCE - 3.8% (Continued)
342	RenaissanceRe Holdings Ltd.	$95,880
5,047	SiriusPoint Ltd.(a)	107,753
533	Travelers Companies, Inc. (The)	155,577
2,302	United Fire Group, Inc.	102,048
2,971	Universal Insurance Holdings, Inc.	109,986
1,799	Unum Group	149,731
		4,094,730
	INTERNET MEDIA & SERVICES - 0.2%
631	Roku, Inc.(a)	82,144
322	VeriSign, Inc.	91,892
		174,036
	LEISURE FACILITIES & SERVICES - 2.3%
7,435	Accel Entertainment, Inc.(a)	88,402
2,478	Atlanta Braves Holdings, Inc., Class C(a)	122,909
2,506	Atlanta Braves Holdings, Inc., Series A(a)	134,322
1,520	Boyd Gaming Corporation	125,674
6,134	El Pollo Loco Holdings, Inc.(a)	91,213
1,283	Hilton Grand Vacations, Inc.(a)	66,742
430	Hilton Worldwide Holdings, Inc.	140,894
620	Hyatt Hotels Corporation, Class A	112,443
4,699	Life Time Group Holdings, Inc.(a)	155,443
2,395	Lindblad Expeditions Holdings, Inc.(a)	54,965
1,333	Madison Square Garden Entertainment Corporation(a)	94,016
243	Madison Square Garden Sports Corporation(a)	90,952
413	Marriott International Inc, Class A	155,123
1,371	Monarch Casino & Resort, Inc.	164,875
3,182	OneSpaWorld Holdings Ltd.	75,573
1,410	Restaurant Brands International, Inc.	105,327
3,394	Rush Street Interactive, Inc.(a)	86,004
6,573	Super Group SGHC Ltd.	81,834
529	TKO Group Holdings, Inc.	108,540
1,391	Travel + Leisure Company	94,588
1,282	Viking Holdings Ltd.(a)	118,085
596	Wynn Resorts Ltd.	60,327

See accompanying notes to financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 80.8% (Continued)
	LEISURE FACILITIES & SERVICES - 2.3% (Continued)
823	Yum! Brands, Inc.	$121,763
		2,450,014
	LEISURE PRODUCTS - 0.3%
1,213	Acushnet Holdings Corporation	107,690
1,831	Amer Sports, Inc.(a)	65,147
1,300	Hasbro, Inc.	112,021
		284,858
	MACHINERY - 2.0%
1,482	Astec Industries, Inc.	74,634
152	Caterpillar, Inc.	133,132
730	CECO Environmental Corporation(a)	54,568
170	Deere & Company	92,171
3,041	Douglas Dynamics, Inc.	135,477
5,140	Eastman Kodak Company(a)	50,989
1,009	Federal Signal Corporation	107,660
4,457	Gates Industrial Corporation PLC(a)	115,525
931	Gorman-Rupp Company (The)	69,778
525	Graham Corporation(a)	52,574
1,102	Helios Technologies, Inc.	91,565
1,059	Ichor Holdings Ltd.(a)	75,740
2,943	Kennametal, Inc.	96,530
420	Lincoln Electric Holdings, Inc.	108,566
6,036	Luxfer Holdings plc	102,793
3,258	Mueller Water Products, Inc., Class A	82,134
498	Nordson Corporation	143,090
366	Regal Rexnord Corporation	73,844
375	Snap-on, Inc.	139,204
1,024	Terex Corporation	59,576
1,044	Thermon Group Holdings, Inc.(a)	63,830
361	Watts Water Technologies, Inc., Class A	111,542
2,014	Zurn Elkay Water Solutions Corporation	94,658
		2,129,580
	MEDICAL EQUIPMENT & DEVICES - 0.6%
2,452	Adaptive Biotechnologies Corporation(a)	37,148

See accompanying notes to financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 80.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 0.6% (Continued)
1,749	Axogen, Inc.(a)	$69,051
488	Celcuity, Inc.(a)	64,845
520	Guardant Health, Inc.(a)	67,439
990	iRadimed Corporation	89,752
872	LeMaitre Vascular, Inc.	82,535
1,212	LivaNova plc(a)	89,446
362	Natera, Inc.(a)	80,860
2,033	Pulse Biosciences, Inc.(a)	50,825
725	Twist Bioscience Corporation(a)	48,481
		680,382
	METALS & MINING - 1.0%
642	Alcoa Corporation	49,845
717	Anglogold Ashanti plc	69,434
1,562	Caledonia Mining Corp plc	37,113
100	Centrus Energy Corporation, Class A(a)	18,247
916	Century Aluminum Company(a)	60,429
1,505	Coeur Mining, Inc.	29,077
1,778	Constellium S.E.(a)	60,914
492	Core Natural Resources, Inc.	43,512
1,631	Energy Fuels Inc(a)	29,717
1,508	Freeport-McMoRan, Inc.	99,091
2,149	Hallador Energy Company(a)	41,390
2,198	Ivanhoe Electric Inc / US(a)	29,585
365	Kaiser Aluminum Corporation	66,445
500	MP Materials Corporation(a)	32,350
689	Newmont Corporation	75,659
3,225	Novagold Resources, Inc.(a)	27,638
1,932	Perpetua Resources Corporation(a)	52,299
218	Royal Gold, Inc.	48,937
268	Southern Copper Corporation	51,178
1,430	SSR Mining, Inc.(a)	44,645
2,707	Uranium Energy Corporation(a)	37,275
886	Warrior Met Coal, Inc.	83,762
		1,088,542

See accompanying notes to financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 80.8% (Continued)
	MORTGAGE FINANCE - 0.8%
7,176	Annaly Capital Management, Inc.	$156,795
11,153	Apollo Commercial Real Estate Finance, Inc.	122,237
3,403	Chimera Investment Corporation	46,349
15,285	Dynex Capital, Inc.	200,080
9,815	Ellington Financial, Inc.	133,190
11,153	MFA Financial, Inc.	107,069
8,673	Starwood Property Trust, Inc.	148,135
		913,855
	MULTI ASSET CLASS REIT - 0.3%
5,842	Broadstone Net Lease, Inc.	118,184
2,129	WP Carey, Inc.	158,440
		276,624
	OFFICE REIT - 0.1%
3,717	COPT Defense Properties	119,167

	OIL & GAS PRODUCERS - 2.6%
7,924	Antero Midstream Corporation	166,087
1,804	APA Corporation	65,720
1,598	California Resources Corporation	94,745
362	Cheniere Energy, Inc.	81,399
789	ConocoPhillips	89,930
1,449	Delek US Holdings, Inc.	64,495
3,983	Devon Energy Corporation	177,220
393	Diamondback Energy, Inc.	75,252
4,381	Diversified Energy Company	63,744
803	DT Midstream, Inc.	112,404
696	EOG Resources, Inc.	92,832
1,306	EQT Corporation	71,739
2,393	Excelerate Energy, Inc., Class A	78,825
1,049	Expand Energy Corporation	97,536
1,638	Golar LNG Ltd.	81,491
389	Gulfport Energy Corporation(a)	65,582
982	HF Sinclair Corporation	68,632
5,394	Kinder Morgan, Inc.	167,646

See accompanying notes to financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 80.8% (Continued)
	OIL & GAS PRODUCERS - 2.6% (Continued)
2,930	Magnolia Oil & Gas Corporation, Class A	$80,165
350	Marathon Petroleum Corporation	87,070
127	Murphy USA, Inc.	64,266
1,398	Ovintiv, Inc.	78,344
1,177	Par Pacific Holdings, Inc.(a)	66,100
4,814	Permian Resources Corporation	92,573
488	Phillips 66	85,829
2,122	Range Resources Corporation	82,652
1,847	Riley Exploration Permian, Inc.	61,431
5,457	SandRidge Energy, Inc.	80,054
447	Targa Resources Corporation	114,016
369	Valero Energy Corporation	90,339
1,469	Williams Companies, Inc. (The)	104,872
		2,802,990
	OIL & GAS SERVICES & EQUIPMENT - 1.1%
2,969	Archrock, Inc.	99,432
1,518	Baker Hughes Company	96,970
2,237	Bristow Group, Inc.	93,149
1,858	Halliburton Company	72,183
1,791	Helmerich & Payne, Inc.	68,327
2,829	Innovex International, Inc.(a)	75,563
1,906	Kodiak Gas Services, Inc.	127,415
1,868	Liberty Energy, Inc., Class A	54,658
1,333	Noble Corporation PLC	61,958
3,894	NOV, Inc.	77,724
2,222	Oceaneering International, Inc.(a)	84,947
4,210	ProPetro Holding Corporation(a)	64,245
3,834	Select Water Solutions, Inc., Class A	68,744
654	Solaris Oilfield Infrastructure, Inc., Class A	45,479
1,255	TechnipFMC plc	85,867
4,718	TETRA Technologies, Inc.(a)	48,265
		1,224,926
	PUBLISHING & BROADCASTING - 0.1%
1,265	New York Times Company (The), Class A	95,141

See accompanying notes to financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 80.8% (Continued)
	PUBLISHING & BROADCASTING - 0.1% (Continued)
359	Nexstar Media Group, Inc.	$64,056
		159,197
	REAL ESTATE OWNERS & DEVELOPERS - 0.1%
1,447	St Joe Company (The)	92,073

	REAL ESTATE SERVICES - 0.1%
282	Jones Lang LaSalle, Inc.(a)	79,611

	RENEWABLE ENERGY - 0.1%
393	EnerSys	89,592
224	First Solar, Inc.(a)	68,721
		158,313
	RESIDENTIAL REIT - 0.1%
881	Sun Communities, Inc.	108,944

	RETAIL - CONSUMER STAPLES - 0.5%
733	BJ’s Wholesale Club Holdings, Inc.(a)	62,510
131	Casey’s General Stores, Inc.	100,495
335	Five Below, Inc.(a)	76,166
922	Ingles Markets, Inc., Class A	81,560
1,202	Kroger Company (The)	74,704
774	PriceSmart, Inc.	131,573
		527,008
	RETAIL - DISCRETIONARY - 1.1%
793	AutoNation, Inc.(a)	148,862
1,875	Buckle, Inc. (The)	86,006
293	Burlington Stores, Inc.(a)	94,882
655	Carvana Company(a)	47,815
108	Dillard’s, Inc., Class A	63,743
563	Ferguson Enterprises, Inc.	127,221
369	FirstCash Holdings, Inc.	81,147
525	Ross Stores, Inc.	121,658
1,301	Rush Enterprises, Inc., Class B	84,435
1,173	TJX Companies, Inc. (The)	181,522

See accompanying notes to financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 80.8% (Continued)
	RETAIL - DISCRETIONARY - 1.1% (Continued)
1,097	Urban Outfitters, Inc.(a)	$79,697
1,346	Victoria’s Secret & Company(a)	74,030
2,179	Warby Parker, Inc.(a)	53,429
		1,244,447
	RETAIL REIT - 2.8%
1,778	Agree Realty Corporation	131,839
347	Alexander’s, Inc.	85,400
4,907	Brixmor Property Group, Inc.	149,958
2,338	CBL & Associates Properties, Inc.	112,434
6,611	CTO Realty Growth, Inc.	135,856
5,739	Curbline Properties Corporation	167,177
6,241	Essential Properties Realty Trust Incorporated	190,850
1,319	Federal Realty Investment Trust	157,792
4,461	Getty Realty Corporation	145,116
7,572	InvenTrust Properties Corporation	250,861
5,576	Kimco Realty Corporation	134,270
5,334	Kite Realty Group Trust	146,258
3,662	Macerich Company (The)	82,468
5,871	NETSTREIT Corporation	118,946
3,603	NNN REIT, Inc.	160,370
4,363	Phillips Edison & Company, Inc.	175,174
2,444	Realty Income Corporation	149,768
2,803	Regency Centers Corporation	216,812
614	Simon Property Group, Inc.	125,815
3,343	Tanger, Inc.	120,582
5,953	Urban Edge Properties	133,585
		3,091,331
	SEMICONDUCTORS - 3.4%
1,228	ACM Research, Inc., Class A(a)	106,296
493	Aehr Test Systems(a)	45,519
1,048	Alpha & Omega Semiconductor Ltd.(a)	47,527
1,407	Amkor Technology, Inc.	97,871
389	Analog Devices, Inc.	160,987
154	Applied Materials, Inc.	69,309

See accompanying notes to financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 80.8% (Continued)
	SEMICONDUCTORS - 3.4% (Continued)
162	Astera Labs, Inc.(a)	$55,542
1,363	CEVA, Inc.(a)	54,493
486	Cirrus Logic, Inc.(a)	82,596
130	Coherent Corp.(a)	46,991
1,357	Cohu, Inc.(a)	71,582
613	Diodes, Inc.(a)	64,561
387	Entegris, Inc.	53,712
376	FormFactor, Inc.(a)	46,846
869	GLOBALFOUNDRIES, Inc.	69,494
876	Intel Corporation(a)	100,460
47	KLA Corporation	90,320
1,146	Kulicke & Soffa Industries, Inc.	116,766
234	Lam Research Corporation	74,454
583	Lattice Semiconductor Corporation(a)	85,748
193	MACOM Technology Solutions Holdings, Inc.(a)	70,376
464	Marvell Technology, Inc.	95,120
1,200	MaxLinear, Inc., Class A(a)	111,516
778	Microchip Technology, Inc.	73,638
121	Micron Technology, Inc.	117,491
170	MKS, Inc.	55,124
76	Monolithic Power Systems, Inc.	119,032
2,317	Navitas Semiconductor Corporation(a)	61,632
894	NVE Corporation	87,558
629	ON Semiconductor Corporation(a)	75,870
179	Onto Innovation, Inc.(a)	46,225
961	Ouster, Inc.(a)	44,254
2,176	Penguin Solutions, Inc.(a)	121,486
1,821	Photronics, Inc.(a)	58,909
322	QUALCOMM, Inc.	80,828
517	Rambus, Inc.(a)	75,203
37	Sandisk Corporation(a)	62,714
666	Semtech Corporation(a)	101,592
127	SiTime Corporation(a)	90,195
1,917	SkyWater Technology, Inc.(a)	74,725

See accompanying notes to financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 80.8% (Continued)
	SEMICONDUCTORS - 3.4% (Continued)
490	Synaptics, Inc.(a)	$67,267
138	Teradyne, Inc.	51,655
428	Texas Instruments, Inc.	130,830
840	Ultra Clean Holdings, Inc.(a)	71,879
1,141	Veeco Instruments, Inc.(a)	65,767
2,120	Vishay Intertechnology, Inc.	110,346
		3,662,306
	SOFTWARE - 1.5%
2,924	Adeia, Inc.	78,129
378	Akamai Technologies, Inc.(a)	56,526
2,317	Arteris, Inc.(a)	83,296
2,154	Bandwidth, Inc., Class A(a)	139,946
211	Cadence Design Systems, Inc.(a)	79,110
879	Clear Secure, Inc., Class A	48,741
261	Cloudflare, Inc., Class A(a)	63,115
124	Crowdstrike Holdings, Inc., Class A(a)	90,644
288	Datadog, Inc., Class A(a)	71,237
1,700	Digi International, Inc.(a)	113,560
494	DigitalOcean Holdings, Inc.(a)	77,039
657	Fortinet, Inc.(a)	90,646
1,063	GigaCloud Technology, Inc., Class A(a)	38,311
4,308	Mitek Systems, Inc.(a)	74,011
2,689	Oscar Health, Inc., Class A(a)	59,776
329	Palo Alto Networks, Inc.(a)	92,676
1,109	PDF Solutions, Inc.(a)	54,152
1,109	Red Violet, Inc.(a)	63,036
1,095	RingCentral, Inc., Class A	47,424
386	Twilio, Inc., Class A(a)	73,587
1,131	Zoom Video Communications, Inc.(a)	114,899
		1,609,861
	SPECIALTY FINANCE - 1.4%
2,255	Ally Financial, Inc.	96,537
399	American Express Company	126,272
1,315	Bread Financial Holdings, Inc.	117,127

See accompanying notes to financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 80.8% (Continued)
	SPECIALTY FINANCE - 1.4% (Continued)
176	Dave, Inc.(a)	$49,731
2,726	Enact Holdings, Inc.	113,920
1,528	Encore Capital Group, Inc.(a)	122,133
463	Enova International, Inc.(a)	74,779
1,277	First American Financial Corporation	84,576
677	GATX Corporation	114,467
4,389	MGIC Investment Corporation	110,691
1,292	Nelnet, Inc., Class A	168,695
5,168	Radian Group, Inc.	176,486
1,971	Regional Management Corporation	72,454
1,382	SoFi Technologies, Inc.(a)	25,180
252	Willis Lease Finance Corporation	44,607
		1,497,655
	SPECIALTY REIT - 0.5%
771	Iron Mountain, Inc.	98,881
1,069	Lamar Advertising Company, Class A	162,980
3,588	Outfront Media, Inc.	115,677
7,731	Postal Realty Trust, Inc., Class A	178,122
		555,660
	STEEL - 0.4%
232	Carpenter Technology Corporation	108,803
473	Nucor Corporation	118,250
277	Reliance, Inc.	105,473
594	Steel Dynamics, Inc.	154,530
		487,056
	TECHNOLOGY HARDWARE - 3.3%
3,402	A10 Networks, Inc.	102,536
4,204	ADTRAN Holdings, Inc.(a)	69,576
1,026	Anterix, Inc.(a)	65,685
146	Applied Optoelectronics, Inc.(a)	23,128
427	Arista Networks, Inc.(a)	68,094
625	Arrow Electronics, Inc.(a)	134,144
1,320	Avnet, Inc.	114,748
1,585	Benchmark Electronics, Inc.	133,869

See accompanying notes to financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 80.8% (Continued)
	TECHNOLOGY HARDWARE - 3.3% (Continued)
2,154	Brookfield Business Corporation	$70,716
89	Ciena Corporation(a)	51,640
986	Clearfield, Inc.(a)	46,559
423	Corning, Inc.	76,631
217	Credo Technology Group Holding Ltd.(a)	51,219
1,251	CTS Corporation	80,327
315	Dell Technologies, Inc., Class C	132,587
1,339	Diebold Nixdorf, Inc.(a)	108,646
241	F5, Inc.(a)	92,411
71	Fabrinet(a)	46,445
740	Flex Ltd.(a)	111,577
308	Garmin Ltd.	72,047
3,993	Hewlett Packard Enterprise Company	171,858
2,422	IMAX Corporation(a)	96,105
2,890	Ingram Micro Holding Corporation	81,643
215	Jabil, Inc.	78,380
4,234	Knowles Corporation(a)	158,394
34	Lumentum Holdings, Inc.(a)	29,069
1,860	NCR Atleos Corporation(a)	82,956
645	NetApp, Inc.	112,417
2,429	NetScout Systems, Inc.(a)	101,095
1,992	NextNav, Inc.(a)	41,075
5,840	Pitney Bowes, Inc.	94,024
423	Plexus Corporation(a)	113,516
264	Sanmina Corporation(a)	68,569
406	TD SYNNEX Corporation	106,080
158	Teledyne Technologies, Inc.(a)	97,933
261	TTM Technologies, Inc.(a)	45,341
950	ViaSat, Inc.(a)	76,589
900	Viavi Solutions, Inc.(a)	43,704
192	Vicor Corporation(a)	64,289
1,447	Vishay Precision Group, Inc.(a)	181,323
165	Western Digital Corporation	87,650
		3,584,595

See accompanying notes to financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 80.8% (Continued)
	TECHNOLOGY SERVICES - 0.6%
2,005	Cass Information Systems, Inc.	$92,290
1,285	Cipher Digital, Inc.(a)	30,390
1,827	Cleanspark, Inc.(a)	33,416
2,386	Core Scientific, Inc.(a)	64,064
710	Hut 8 Corporation(a)	88,629
161	MSCI, Inc.	101,653
1,947	Riot Blockchain, Inc.(a)	52,783
2,471	Terawulf, Inc.(a)	63,159
1,068	V2X, Inc.(a)	88,783
		615,167
	TELECOMMUNICATIONS - 0.6%
1,183	Applied Digital Corporation(a)	55,932
274	AST SpaceMobile, Inc.(a)	31,074
432	EchoStar Corporation, Class A(a)	55,810
757	Globalstar, Inc.(a)	63,747
4,074	Lumen Technologies, Inc.(a)	44,773
896	Millicom International Cellular S.A.	76,483
4,565	Ooma, Inc.(a)	80,572
2,274	Telephone and Data Systems, Inc.	88,937
5,220	Uniti Group, Inc.(a)	58,568
2,929	Verizon Communications, Inc.	140,036
		695,932
	TOBACCO & CANNABIS - 0.1%
1,961	Altria Group, Inc.	136,446

	TRANSPORTATION & LOGISTICS - 2.4%
594	CH Robinson Worldwide, Inc.	106,118
4,381	Costamare Bulkers Holdings Ltd.(a)	70,709
4,822	Costamare, Inc.	74,162
4,270	CSX Corporation	193,260
1,171	Delta Air Lines, Inc.	96,584
7,618	DHT Holdings, Inc.	124,326
1,873	Dorian, L.P.G Ltd.	75,332
956	Expeditors International of Washington, Inc.	151,038

See accompanying notes to financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 80.8% (Continued)
	TRANSPORTATION & LOGISTICS - 2.4% (Continued)
362	FedEx Corporation	$149,054
3,392	FLEX LNG Ltd.	100,980
4,825	Genco Shipping & Trading Ltd.	116,090
748	International Seaways, Inc.	57,738
468	JB Hunt Transport Services, Inc.	129,369
871	Kirby Corporation(a)	122,454
1,424	Knight-Swift Transportation Holdings, Inc.	107,697
428	Landstar System, Inc.	88,553
598	Matson, Inc.	108,417
484	Norfolk Southern Corporation	147,601
537	Ryder System, Inc.	134,706
2,373	Schneider National, Inc., Class B	83,862
794	Scorpio Tankers, Inc.	59,161
4,907	Teekay Corporation Ltd.	56,283
1,122	Teekay Tankers Ltd., Class A	78,933
502	Union Pacific Corporation	131,845
387	XPO, Inc.(a)	82,915
		2,647,187
	TRANSPORTATION EQUIPMENT - 0.5%
868	Allison Transmission Holdings, Inc.	98,544
1,419	Blue Bird Corporation(a)	96,166
218	Cummins, Inc.	140,965
984	PACCAR, Inc.	108,604
587	Westinghouse Air Brake Technologies Corporation	153,301
		597,580
	WHOLESALE - CONSUMER STAPLES - 0.4%
1,374	Andersons, Inc. (The)	96,991
981	Archer-Daniels-Midland Company	78,264
894	Bunge Global S.A.	110,230
1,220	Chefs’ Warehouse, Inc. (The)(a)	93,379
1,357	United Natural Foods, Inc.(a)	69,682
		448,546

See accompanying notes to financial statements.

LONGBOARD FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2026

Shares					Fair Value
	COMMON STOCKS — 80.8% (Continued)
	WHOLESALE - DISCRETIONARY - 0.1%
3,489	OPENLANE, Inc.(a)				$132,931

	TOTAL COMMON STOCKS (Cost $71,401,788)				87,946,297

Principal
Amount ($)			Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 9.2%
	U.S. TREASURY BILLS — 9.2%
10,000,000	United States Treasury Bill(c) (Cost $9,962,633)		3.5900	07/09/26	9,961,763

Shares		Expiration Date	Exercise Price		Fair Value
	RIGHT — 0.0%(d)
	BIOTECH & PHARMA - 0.0% (d)
2,093	Novartis A.G. - CVR(a)(b)(e) (Cost $0)	12/31/2029	$4		—

	TOTAL INVESTMENTS - 90.0% (Cost $81,364,421)				$97,908,060
	OTHER ASSETS IN EXCESS OF LIABILITIES - 10.0%				10,874,320
	NET ASSETS - 100.0%				$108,782,380

A.G.	- Aktiengesellschaft

CVR	- Contingent Value Right

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	Illiquid security. The total fair value of these securities as of May 31, 2026 was $0, representing 0.0% of net assets.

(c)	Zero coupon bond.

(d)	Percentage rounds to less than 0.1%.

(e)	The fair value of this investment is determined using significant unobservable inputs.

See accompanying notes to financial statements.

Longboard Fund
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2026

ASSETS
Investment in securities at cost	$81,364,421
Investment in securities at fair value	$97,908,060
Cash	11,528,338
Cash Deposits with Broker	7,187
Receivable for securities sold	144,896
Receivable for fund shares sold	1,623
Dividends and interest receivable	88,461
TOTAL ASSETS	109,678,565

LIABILITIES
Payable for investments purchased	499,514
Investment advisory fees payable	182,511
Payable for fund shares redeemed	213,506
Distribution (12b-1) fees payable	654
	896,185
NET ASSETS	$108,782,380

Net Assets Consist Of:
Paid in capital	117,911,122
Accumulated deficit	(9,128,742)
NET ASSETS	$108,782,380

Net Asset Value Per Share:
Class A Shares:
Net Assets	$2,538,319
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	156,166
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$16.25	(a)
Maximum offering price per share (maximum sales charge of 5.75%)	$17.24

Class I Shares:
Net Assets	$106,244,061
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	6,499,545
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$16.35

(a)	The NAV shown differs from the traded NAV on May 31, 2026 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

Longboard Fund
STATEMENT OF OPERATIONS
For the Year Ended May 31, 2026

INVESTMENT INCOME
Dividends (Net of tax witholding of $6,483)	$1,865,358
Interest	427,664
TOTAL INVESTMENT INCOME	2,293,022

EXPENSES
Investment advisory fees	2,415,261
Distribution (12b-1) fees: Class A	6,337
TOTAL EXPENSES	2,421,598

NET INVESTMENT LOSS	(128,576)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from:
Investments	12,659,031
12,659,031
Net change in unrealized appreciation on:
Investments	2,719,619
2,719,619
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	15,378,650

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,250,074

See accompanying notes to financial statements.

Longboard Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	May 31, 2026	May 31, 2025 *
FROM OPERATIONS
Net investment loss	$(128,576)	$(584,122)
Net realized gain from investments and futures contracts	12,659,031	4,086,730
Net change in unrealized appreciation (depreciation) on investments and futures contracts	2,719,619	(445,041)
Net increase in net assets resulting from operations	15,250,074	3,057,567

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	156,383	307,146
Class I	18,563,724	53,577,065
Payments for shares redeemed:
Class A	(476,095)	(926,643)
Class I	(61,468,329)	(38,467,958)
Net increase (decrease) in net assets from shares of beneficial interest	(43,224,317)	14,489,610

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,974,243)	17,547,177

NET ASSETS
Beginning of Year	136,756,623	119,209,446
End of Year	$108,782,380	$136,756,623

SHARE ACTIVITY
CLASS A:
Shares sold	9,940	21,337
Shares redeemed	(31,191)	(63,804)
Net decrease in shares of beneficial interest outstanding	(21,251)	(42,467)

SHARE ACTIVITY
CLASS I:
Shares sold	1,235,428	3,661,438
Shares redeemed	(4,075,857)	(2,658,744)
Net increase (decrease) in shares of beneficial interest outstanding	(2,840,429)	1,002,694

*	Consolidated Statement of Changes from fund reorganization

See accompanying notes to financial statements.

Longboard Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

			For the		For the
	For the		Year Ended		Year Ended	For the		For the
	Year Ended		May 31, 2025		May 31, 2024	Year Ended		Year Ended
Class A	May 31, 2026		(Consolidated)		(Consolidated)	May 31, 2023		May 31, 2022
Net asset value, beginning of year	$14.32		$13.92		$11.94	$14.26		$15.32
Activity from investment operations:
Net investment income (loss) (1)	(0.06)		(0.10)		(0.10)	0.09		(0.33)
Net realized and unrealized gain (loss) on investments	1.99		0.50		2.49	(1.46)		(0.22)
Total from investment operations	1.93		0.40		2.39	(1.37)		(0.55)
Less distributions from:
Net investment income	—		—		—	(0.00	) (4)	—
Return of capital	—		—		(0.41)	(0.95)		(0.51)
Total distributions	—		—		(0.41)	(0.95)		(0.51)
Net asset value, end of year	$16.25		$14.32		$13.92	$11.94		$14.26
Total return (2)	13.48	% (5)	2.87	% (5)	20.59%	(10.14)%		(3.75)%
Net assets, at end of year (000s)	$2,538		$2,541		$3,061	$2,942		$2,486
Ratio of total expenses to average net assets	2.24%		2.24%		2.24%	2.24	% (3)	2.24	% (3)
Ratio of net investment income (loss) to average net assets	(0.35)%		(0.68)%		(0.71)%	0.65%		(2.13)%
Portfolio turnover rate	116%		61%		102%	0%		0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Expense ratios do not include certain expenses of the swap contracts in which the fund invests.

(4)	Amounts represents less than $0.005 per share.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Longboard Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

		For the	For the
	For the	Year Ended	Year Ended	For the		For the
	Year Ended	May 31, 2025	May 31, 2024	Year Ended		Year Ended
Class I	May 31, 2026	(Consolidated)	(Consolidated)	May 31, 2023		May 31, 2022
Net asset value, beginning of year	$14.37	$13.93	$11.93	$14.25		$15.29
Activity from investment operations:
Net investment income (loss) (1)	(0.01)	(0.06)	(0.06)	0.10		(0.29)
Net realized and unrealized gain (loss) on investments	1.99	0.50	2.49	(1.44)		(0.21)
Total from investment operations	1.98	0.44	2.43	(1.34)		(0.50)
Less distributions from:
Net investment income	—	—	—	(0.00	) (4)	—
Return of capital	—	—	(0.43)	(0.98)		(0.54)
Total distributions	—	—	(0.43)	(0.98)		(0.54)
Net asset value, end of year	$16.35	$14.37	$13.93	$11.93		$14.25
Total return (2)	13.78%	3.16%	20.94%	(9.92)%		(3.47)%
Net assets, at end of year (000s)	$106,244	$134,215	$116,148	$94,315		$109,112
Ratio of total expenses to average net assets	1.99%	1.99%	1.99%	1.99	% (3)	1.99	% (3)
Ratio of net investment income (loss) to average net assets	(0.10)%	(0.42)%	(0.46)%	0.80%		(1.89)%
Portfolio turnover rate	116%	61%	102%	0%		0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Expense ratios do not include certain expenses of the swap contracts in which the fund invests.

(4)	Amounts represents less than $0.005 per share.

See accompanying notes to financial statements.

Longboard Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2026

1.	ORGANIZATION

The Longboard Fund (the “Fund”) is a diversified series of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund commenced operations on March 19, 2015.

The Fund (also referred to as “the Acquiring Fund”) acquired the Longboard Managed Futures Strategy Fund (the “Acquired Fund”), in a tax-free reorganization as of the close of business on March 22, 2024 (the “Reorganization”). Prior to the Reorganization, the Fund changed its name from Longboard Alternative Growth Fund to Longboard Fund on October 1, 2023. The Acquired Fund and the Acquiring Fund were managed by the same adviser who currently manages the Fund.

The Fund currently offers Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. The Fund launched Class A shares on December 9, 2015. Class I shares are offered at net asset value without an initial sales charge. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies,” FASB Accounting Standards Update (“ASU”) 2013-08.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Fund adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09

Longboard Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026

are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in swap contracts are priced daily based on the underlying equity securities held in the swap. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Forward foreign currency exchange contracts (“forward currency contracts”) are valued at the forward rate. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, including commercial paper investments, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations that mature in 60 days or less, at the time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.

Longboard Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026

Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Futures Contracts – Futures contracts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The notional value of the derivative instruments disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund. During the year ended May 31, 2026, the fund did not hold any future contracts.

The Fund utilizes various methods to measure fair value of all of its investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Longboard Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of May 31, 2026 for the Fund’s assets and liabilities measured at fair value on a recurring basis:

Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$87,946,297	$—	$—		$87,946,297
U.S. Treasury Bill	—	9,961,763	—		9,961,763
Right	—	—	—	^	—
Total	$87,946,297	$9,961,763	$—		$97,908,060

*	See Schedule of Investments for industry classification.

^	Includes securities values at $0. The security classified as Level 3 is deemed immaterial.

Consolidation of Subsidiary – Longboard Fund Limited (LFL) – The Fund acquired LFL in connection with the tax-free reorganization as of the close of business on March 22, 2024. The 2025 Consolidated Financial Statements of the Fund include the accounts of LFL, which is a wholly-owned and controlled foreign subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, the Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Fund’s ability to control the circumstances leading to majority ownership. All inter-company accounts and transactions have been eliminated in consolidation.

Accordingly, the accompanying consolidated statements of changes in net assets, and financial highlights for the year ended May 31, 2025 and May 31, 2024 include the results of LFL through its dissolution on January 31, 2025.

On January 30, 2025 the CFC transferred net assets of $38,895, to the Fund as part of the formal dissolution of the CFC, and that no gain or loss was recognized as a result of the transaction.

Longboard Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026

In accordance with its investment objectives and through its ability to engage in a managed futures program, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk – Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually for the Fund. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Longboard Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026

Cash – The Fund consider its balances held in an FDIC insured interest bearing savings account to be cash. The Fund maintains cash balances at the custodian, which, at times, may exceed federally insured limits.

Federal Income Taxes – The Fund has qualified and intend to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and annually distributing substantially all net investment company taxable income and net realized capital gains, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing) The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the fiscal year, the Fund did not incur any interest or penalties. The Fund typically intends to annually distribute sufficient net investment company taxable income and net realized capital gains if any, so that they will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Fund could incur a tax expense.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities, foreign currencies, and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended May 31, 2026, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments and U.S. Government securities, amounted to $110,372,718 and $112,858,381 respectively.

Longboard Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Longboard Asset Management, LP (the “Fund’s Manager”) serves as the Fund’s Investment Adviser (the “Adviser”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee for the services and facilities it provides at the annual rate of 1.99% of the Fund’s average daily net assets. The unitary management fee is paid on a monthly basis. During the year ended May 31, 2026, the Fund incurred $2,415,261 in advisory fees.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Class A and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the year ended May 31, 2026, the Fund paid $6,337 in 12b-1 fees.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares. On the sales of Class A shares, for the year ended May 31, 2026, the Distributor received $7,555 in underwriting commissions, of which $892 was retained by the principal underwriter or other affiliated broker-dealers. These are not expenses to the Fund, rather, a charge to share sale proceeds.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Adviser pays UFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser.

Longboard Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of the control of the Fund, under section 2(a)9 of the Act. As of May 31, 2026, Charles Schwab & Co. held 35.4% of the voting securities of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab & Co. are also owned beneficially.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of May 31, 2026, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$5,648,909	$(99,813)	$(31,227,116)	$—	$16,549,278	$(9,128,742)

The difference between book basis and tax basis accumulated net investment income (loss), unrealized appreciation (depreciation) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, and adjustments for passive foreign investment companies and C-Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $99,813.

At May 31, 2026, the Fund utilized capital loss carry forwards for federal income tax purposes as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$—	$—	$—	$5,241,553

As a result of the acquisition of another Fund, $25,806,792 and $5,420,324 of short-term and long-term capital loss carryover, respectively, remains to be recognized in future years. This amount is subject to an annual limitation of $727,147 under tax rules.

During the fiscal period ended May 31, 2026, the Fund utilized tax equalization, which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax treatment of net operating losses, and the use of tax equalization credits resulted in reclassifications for the Fund for the fiscal year ended May 31, 2026 as follows:

Paid In	Accumulated
Capital	Deficit
$(73,761)	$73,761

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Tax Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$81,358,782	$17,345,722	$(796,444)	$16,549,278

Longboard Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2026

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust II
and the Shareholders of Longboard Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Longboard Fund (the Fund), a series of Northern Lights Fund Trust II,, including the schedule of investments, as of May 31, 2026, the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and the consolidated statement of changes in net assets for the year ended May 31, 2025, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Longboard Asset Management, LP advised investment companies since 2013.

Denver, Colorado
July 30, 2026

Longboard Fund
Additional Information (Unaudited)
May 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-294-7540 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Longboard Asset Management, LP
P.O. BOX 97730
Phoenix, AZ 85060-7730

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022-3474

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)   Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2)   Not applicable

(a)(3)   A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4)   Not applicable.

(b)       Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	8/7/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	8/7/2026

By (Signature and Title)
/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/Treasurer

Date	8/7/2026